Intangible Assets - Summary of Changes in Company's Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Leased software and licences	$ 0.7	$ 1.2	$ 1.3